UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2017

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.5%
Bridgestone Corp.	100	$4,224
Compagnie Generale des Etablissements Michelin	26	3,520
Continental AG	21	4,736
Denso Corp.	100	4,813
Magna International Inc.	197	9,395

Total Auto Components		26,688

Automobiles - 1.3%
Bayerische Motoren Werke AG	38	3,496
Daimler AG, Registered Shares	68	4,773
Ferrari NV	129	13,606
Fiat Chrysler Automobiles NV	1,083	13,077	*
Honda Motor Co., Ltd.	200	5,638
Nissan Motor Co., Ltd.	400	3,977
Subaru Corp.	100	3,623
Toyota Motor Corp.	494	27,934

Total Automobiles		76,124

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	400	11,913

Hotels, Restaurants & Leisure - 2.6%
Aristocrat Leisure Ltd.	1,381	22,372
Compass Group PLC	187	3,990
Crown Resorts Ltd.	1,160	11,804
Domino’s Pizza Enterprises Ltd.	193	8,231
Flight Centre Travel Group Ltd.	146	5,081
Galaxy Entertainment Group Ltd.	3,000	18,570
Genting Singapore PLC	23,500	20,203
Melco Resorts & Entertainment Ltd., ADR	400	8,080
MGM China Holdings Ltd.	1,600	3,150
Restaurant Brands International Inc.	98	5,839
Sands China Ltd.	3,530	16,383
TABCORP Holdings Ltd.	2,019	6,752
Tatts Group Ltd.	3,676	11,763
Wynn Macau Ltd.	2,400	5,205

Total Hotels, Restaurants & Leisure		147,423

Household Durables - 0.6%
Electrolux AB, Class B Shares	173	5,918
Husqvarna AB, Class B Shares	406	4,131
Panasonic Corp.	400	5,518
Sekisui House Ltd.	197	3,416
Sony Corp.	197	8,113
Techtronic Industries Co., Ltd.	1,960	8,720

Total Household Durables		35,816

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Media - 1.0%
Altice NV, Class A Shares	702	$17,331	*
Altice NV, Class B Shares	226	5,592	*
REA Group Ltd.	141	7,786
Shaw Communications Inc., Class B Shares	197	4,386
Singapore Press Holdings Ltd.	7,259	15,588
Vivendi	152	3,521
WPP PLC	182	3,712

Total Media		57,916

Multiline Retail - 0.4%
Canadian Tire Corp., Ltd., Class A Shares	50	5,707
Dollarama Inc.	98	9,580
Harvey Norman Holdings Ltd.	1,509	5,275

Total Multiline Retail		20,562

Specialty Retail - 1.2%
Dufry AG, Registered Shares	27	4,303	*
Hennes & Mauritz AB, Class B Shares	629	16,399
Industria de Diseno Textil SA	1,212	48,194
Metro AG	112	1,260

Total Specialty Retail		70,156

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	16	3,656
Compagnie Financiere Richemont SA, Registered Shares	190	16,142
Gildan Activewear Inc.	98	2,953
Luxottica Group SpA	207	11,976
LVMH Moet Hennessy Louis Vuitton SE	33	8,309
Swatch Group AG	15	5,955
Yue Yuen Industrial Holdings Ltd.	1,500	6,193

Total Textiles, Apparel & Luxury Goods		55,184

TOTAL CONSUMER DISCRETIONARY		501,782

CONSUMER STAPLES - 7.4%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	192	23,138
Asahi Group Holdings Ltd.	200	8,162
Carlsberg A/S, Class B Shares	167	18,568
Coca-Cola Amatil Ltd.	472	3,111
Diageo PLC	172	5,557
Heineken Holding NV	45	4,422
Heineken NV	60	6,263
Kirin Holdings Co., Ltd.	300	6,614
Pernod Ricard SA	43	5,968
Suntory Beverage & Food Ltd.	100	4,907
Treasury Wine Estates Ltd.	899	8,760

Total Beverages		95,470

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.3%
Aeon Co., Ltd.	200	$3,016
Alimentation Couche-Tard Inc., Class B Shares	294	13,941
Carrefour SA	118	2,836
George Weston Ltd.	98	8,559
ICA Gruppen AB	95	3,808
Koninklijke Ahold Delhaize NV	214	4,381
Loblaw Cos., Ltd.	197	10,729
Metro Inc.	197	6,673
Metro Wholesale & Food Specialist AG	112	2,263	*
Seven & I Holdings Co., Ltd.	392	15,805
Wesfarmers Ltd.	1,066	34,734
Woolworths Ltd.	1,299	27,747

Total Food & Staples Retailing		134,492

Food Products - 1.5%
Ajinomoto Co. Inc.	200	4,026
Danone SA	113	8,439
Kerry Group PLC, Class A Shares	288	26,030
MEIJI Holdings Co., Ltd.	100	7,973
Nestle SA, Registered Shares	247	20,870
Nisshin Seifun Group Inc.	200	3,287
Nissin Foods Holdings Co., Ltd.	100	6,286
Saputo Inc.	195	6,610
Toyo Suisan Kaisha Ltd.	98	3,565

Total Food Products		87,086

Household Products - 0.5%
Essity AB, Class B Shares	484	14,034	*
Henkel AG & Co. KGaA	35	4,408
Reckitt Benckiser Group PLC	45	4,375
Unicharm Corp.	195	5,005

Total Household Products		27,822

Personal Products - 0.9%
Beiersdorf AG	33	3,621
Kao Corp.	200	12,180
L’Oreal SA	48	9,950
Shiseido Co., Ltd.	197	6,969
Unilever NV, CVA	221	12,898
Unilever PLC	95	5,417

Total Personal Products		51,035

Tobacco - 0.5%
British American Tobacco PLC	123	7,649
Japan Tobacco Inc.	500	17,389
Swedish Match AB	131	4,608

Total Tobacco		29,646

TOTAL CONSUMER STAPLES		425,551

ENERGY - 6.5%
Energy Equipment & Services - 0.1%
Tenaris SA	302	4,787

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.4%
BP PLC	2,742	$16,128
Caltex Australia Ltd.	250	6,228
Canadian Natural Resources Ltd.	197	6,025
Enagas SA	316	8,935
Enbridge Inc.	297	12,311
Eni SpA	1,963	31,069
Idemitsu Kosan Co., Ltd.	197	4,784
Inpex Corp.	1,575	15,329
JXTG Holdings Inc.	6,091	27,083
Oil Search Ltd.	1,292	6,863
Origin Energy Ltd.	1,804	9,987	*
Pembina Pipeline Corp.	98	3,340
Repsol SA	2,182	36,576
Royal Dutch Shell PLC, Class A Shares	623	17,533
Royal Dutch Shell PLC, Class B Shares	544	15,446
Santos Ltd.	2,238	6,070	*
Showa Shell Sekiyu KK	394	4,292
Snam SpA	1,736	8,212
Statoil ASA	2,683	50,297
Suncor Energy Inc.	295	9,623
Total SA	908	46,177
TransCanada Corp.	97	4,956
Woodside Petroleum Ltd.	723	16,872

Total Oil, Gas & Consumable Fuels		364,136

TOTAL ENERGY		368,923

FINANCIALS - 15.7%
Banks - 10.8%
Australia & New Zealand Banking Group Ltd.	512	12,136
Banco Bilbao Vizcaya Argentaria SA	1,600	14,492
Banco de Sabadell SA	2,422	5,428
Banco Santander SA	3,372	23,049
Bank Hapoalim B.M.	4,695	32,524
Bank Leumi Le-Israel	6,445	30,965
Bank of Montreal	60	4,551
Bank of Nova Scotia	98	6,105
Barclays PLC	1,480	3,964
BNP Paribas SA	232	18,008
BOC Hong Kong Holdings Ltd.	1,000	4,923
CaixaBank SA	1,031	5,390
Commonwealth Bank of Australia	290	19,425
Credit Agricole SA	297	5,221
Danske Bank A/S	941	38,121
DBS Group Holdings Ltd.	1,300	20,740
DNB ASA	1,922	37,791
Erste Group Bank AG	788	32,756	*
Hang Seng Bank Ltd.	200	4,353
HSBC Holdings PLC	1,632	16,300
ING Groep NV	1,432	26,810
Intesa Sanpaolo SpA	5,007	17,260

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
KBC Group NV	282	$23,368
Lloyds Banking Group PLC	6,906	5,975
Mitsubishi UFJ Financial Group Inc.	3,700	23,493
Mizrahi Tefahot Bank Ltd.	655	11,836
Mizuho Financial Group Inc.	11,700	20,843
National Australia Bank Ltd.	465	11,141
Nordea Bank AB	707	8,923
Oversea-Chinese Banking Corp., Ltd.	1,667	13,974
Raiffeisen Bank International AG	348	10,266	*
Royal Bank of Canada	98	7,311
Skandinaviska Enskilda Banken AB, Class A Shares	389	4,929
Societe Generale SA	100	5,872
Standard Chartered PLC	444	4,960	*
Sumitomo Mitsui Financial Group Inc.	600	22,831
Svenska Handelsbanken AB, Class A Shares	359	5,345
Swedbank AB, Class A Shares	211	5,509
Toronto-Dominion Bank	197	10,155
UniCredit SpA	733	14,439	*
United Overseas Bank Ltd.	686	12,144
Westpac Banking Corp.	572	14,561

Total Banks		618,187

Capital Markets - 1.1%
Brookfield Asset Management Inc., Class A Shares	98	3,812
Credit Suisse Group AG, Registered Shares	613	9,433	*
Deutsche Bank AG, Registered Shares	394	7,038
Deutsche Boerse AG	64	6,698
Hong Kong Exchanges & Clearing Ltd.	300	8,557
Julius Baer Group Ltd.	77	4,356	*
Macquarie Group Ltd.	61	4,188
Nomura Holdings Inc.	600	3,575
Singapore Exchange Ltd.	600	3,352
UBS Group AG, Registered Shares	656	11,411

Total Capital Markets		62,420

Diversified Financial Services - 0.3%
Groupe Bruxelles Lambert SA	77	7,900
Investor AB, Class B Shares	74	3,511
Kinnevik AB, Class B Shares	119	3,655
ORIX Corp.	197	3,130

Total Diversified Financial Services		18,196

Insurance - 3.5%
AEGON NV	785	4,404
Ageas	195	8,787
AIA Group Ltd.	3,949	31,118
Allianz SE, Registered Shares	102	21,735
Assicurazioni Generali SpA	463	8,402
Aviva PLC	716	5,092
AXA SA	256	7,564
Dai-ichi Life Holdings Inc.	200	3,467

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Gjensidige Forsikring ASA	362	$6,270
Insurance Australia Group Ltd.	640	3,415
Manulife Financial Corp.	197	4,058
MS&AD Insurance Group Holdings Inc.	98	3,442
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	24	5,157
NN Group NV	104	4,222
Prudential PLC	163	3,974
Sampo OYJ, Class A Shares	680	37,214
Sompo Holdings Inc.	98	3,851
Sun Life Financial Inc.	98	3,756
Suncorp Group Ltd.	378	4,321
Swiss Re AG	54	5,208
Tokio Marine Holdings Inc.	300	12,640
Tryg A/S	228	5,143
Zurich Insurance Group AG	23	7,012

Total Insurance		200,252

TOTAL FINANCIALS		899,055

HEALTH CARE - 7.5%
Biotechnology - 1.0%
CSL Ltd.	468	47,174
Genmab A/S	19	4,322	*
Shire PLC	77	4,329

Total Biotechnology		55,825

Health Care Equipment & Supplies - 0.7%
Cochlear Ltd.	57	6,514
Essilor International SA	30	3,804
Hoya Corp.	200	11,295
Olympus Corp.	97	3,528
Sysmex Corp.	98	5,618
Terumo Corp.	197	7,460

Total Health Care Equipment & Supplies		38,219

Health Care Providers & Services - 0.5%
Fresenius Medical Care AG & Co. KGaA	31	2,928
Fresenius SE & Co. KGaA	51	4,312
Healthscope Ltd.	3,394	5,648
Ramsay Health Care Ltd.	163	9,204
Sonic Healthcare Ltd.	489	8,720

Total Health Care Providers & Services		30,812

Pharmaceuticals - 5.3%
Astellas Pharma Inc.	1,281	16,360
AstraZeneca PLC	132	7,957
Bayer AG, Registered Shares	94	11,923

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Chugai Pharmaceutical Co., Ltd.	100	$4,023
Daiichi Sankyo Co., Ltd.	194	4,237
Eisai Co., Ltd.	100	5,369
GlaxoSmithKline PLC	541	10,810
Merck KGaA	38	4,177
Novartis AG, Registered Shares	134	11,419
Novo Nordisk A/S, Class B Shares	414	17,668
Ono Pharmaceutical Co., Ltd.	300	6,574
Otsuka Holdings Co., Ltd.	197	8,685
Roche Holding AG	40	10,131
Sanofi	204	19,494
Shionogi & Co., Ltd.	197	10,536
Takeda Pharmaceutical Co., Ltd.	392	20,737
Taro Pharmaceuticals Industries Ltd.	100	11,433	*
Teva Pharmaceutical Industries Ltd., ADR	3,710	119,351

Total Pharmaceuticals		300,884

TOTAL HEALTH CARE		425,740

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.5%
Airbus SE	47	3,928
BAE Systems PLC	601	4,770
CAE Inc.	297	5,034
Leonardo SpA	284	4,952
Safran SA	41	3,879
Singapore Technologies Engineering Ltd.	2,700	7,511

Total Aerospace & Defense		30,074

Air Freight & Logistics - 0.1%
Deutsche Post AG, Registered Shares	123	4,776

Airlines - 0.3%
International Consolidated Airlines Group SA	710	5,430
Qantas Airways Ltd.	1,135	4,831
Singapore Airlines Ltd.	881	6,755

Total Airlines		17,016

Building Products - 0.2%
Assa Abloy AB, Class B Shares	251	5,378
Compagnie de Saint-Gobain	79	4,385
Geberit AG, Registered Shares	9	4,330

Total Building Products		14,093

Commercial Services & Supplies - 0.4%
Brambles Ltd.	1,901	14,052
Secom Co., Ltd.	98	7,358

Total Commercial Services & Supplies		21,410

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	170	$6,526
CIMIC Group Ltd.	154	5,103
Ferrovial SA	488	10,540
SNC-Lavalin Group Inc.	98	4,316
Vinci SA	58	5,200

Total Construction & Engineering		31,685

Electrical Equipment - 1.0%
ABB Ltd., Registered Shares	433	10,165
Legrand SA	61	4,217
Mitsubishi Electric Corp.	600	9,309
Nidec Corp.	100	11,030
Prysmian SpA	129	4,131
Schneider Electric SE	77	6,048
Siemens Gamesa Renewable Energy SA	276	4,525
Vestas Wind Systems A/S	103	10,067

Total Electrical Equipment		59,492

Industrial Conglomerates - 1.9%
CK Hutchison Holdings Ltd.	3,000	39,522
Jardine Matheson Holdings Ltd.	200	12,762
Jardine Strategic Holdings Ltd.	300	12,240
Keppel Corp., Ltd.	2,746	12,989
Koninklijke Philips NV	236	9,046
NWS Holdings Ltd.	3,000	5,746
SembCorp Industries Ltd.	2,263	5,394
Siemens AG, Registered Shares	99	13,448

Total Industrial Conglomerates		111,147

Machinery - 2.4%
Atlas Copco AB, Class A Shares	166	6,016
CNH Industrial NV	782	9,072
FANUC Corp.	100	20,468
Komatsu Ltd.	200	5,378
Kone OYJ, Class B Shares	793	41,315
Metso OYJ	336	10,692
Sandvik AB	294	4,635
Schindler Holding AG	19	4,099
Volvo AB, Class B Shares	232	3,942
Wartsila OYJ Abp	372	24,727
Yangzijiang Shipbuilding Holdings Ltd.	4,300	4,490

Total Machinery		134,834

Marine - 0.3%
A.P. Moller-Maersk A/S, Class A Shares	2	4,177
A.P. Moller-Maersk A/S, Class B Shares	3	6,552
Kuehne & Nagel International AG, Registered Shares	24	4,180

Total Marine		14,909

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Professional Services - 0.6%
Adecco Group AG, Registered Shares	51	$3,893
Experian PLC	180	3,579
Randstad Holding NV	78	4,707
RELX NV	239	5,031
RELX PLC	190	4,141
Seek Ltd.	330	4,514
SGS SA, Registered Shares	2	4,422
Wolters Kluwer NV	110	4,898

Total Professional Services		35,185

Road & Rail - 1.6%
Aurizon Holdings Ltd.	2,691	10,807
Canadian National Railway Co.	394	31,134
Canadian Pacific Railway Ltd.	98	15,343
ComfortDelGro Corp., Ltd.	3,800	6,478
DSV A/S	117	7,554
East Japan Railway Co.	100	9,388
MTR Corp. Ltd.	2,000	11,561

Total Road & Rail		92,265

Trading Companies & Distributors - 0.4%
ITOCHU Corp.	300	4,709
Mitsubishi Corp.	200	4,348
Mitsui & Co., Ltd.	300	4,368
Sumitomo Corp.	295	3,991
Wolseley PLC	50	2,986

Total Trading Companies & Distributors		20,402

Transportation Infrastructure - 1.3%
Abertis Infraestructuras SA	611	12,072
Aena SA	54	10,564
Atlantia SpA	322	9,793
Hutchison Port Holdings Trust, Class U Shares	7,689	3,652
SATS Ltd.	1,400	4,990
Sydney Airport	1,487	8,006
Transurban Group	2,550	23,276

Total Transportation Infrastructure		72,353

TOTAL INDUSTRIALS		659,641

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Nokia OYJ	3,879	24,705
Telefonaktiebolaget LM Ericsson, Class B Shares	2,266	14,721

Total Communications Equipment		39,426

Electronic Equipment, Instruments & Components - 0.7%
Hexagon AB, Class B Shares	151	7,462
Hitachi Ltd.	1,000	6,890
Kyocera Corp.	100	6,088
Murata Manufacturing Co., Ltd.	100	15,584
Omron Corp.	98	4,898

Total Electronic Equipment, Instruments & Components		40,922

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Internet Software & Services - 0.5%
Auto Trader Group PLC	3,203	$16,173
Shopify Inc., Class A Shares	100	9,215	*
United Internet AG, Registered Shares	66	4,023

Total Internet Software & Services		29,411

IT Services - 1.8%
Amadeus IT Group SA	413	25,453
Atos SE	34	5,170
Capgemini SE	83	9,039
CGI Group Inc., Class A Shares	495	26,137	*
Fujitsu Ltd.	1,000	7,471
Worldpay Group PLC	6,371	31,102

Total IT Services		104,372

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	96	14,563
Infineon Technologies AG	564	12,275
NXP Semiconductors NV	95	10,481	*
STMicroelectronics NV	227	3,878
Tokyo Electron Ltd.	100	14,128

Total Semiconductors & Semiconductor Equipment		55,325

Software - 2.6%
Check Point Software Technologies Ltd.	100	10,578	*
Constellation Software Inc.	37	19,933
Dassault Systemes SE	69	6,771
Mobileye NV	100	6,330	*
NICE Ltd.	40	2,972
Open Text Corp.	494	16,523
Sage Group PLC	3,317	29,497
SAP SE	500	53,081

Total Software		145,685

Technology Hardware, Storage & Peripherals - 0.4%
BlackBerry Ltd.	987	9,255	*
Canon Inc.	300	10,441
FUJIFILM Holdings Corp.	100	3,676

Total Technology Hardware, Storage & Peripherals		23,372

TOTAL INFORMATION TECHNOLOGY		438,513

MATERIALS - 8.8%
Chemicals - 4.7%
Agrium Inc.	50	5,003
Air Liquide SA	118	14,486
Akzo Nobel NV	154	13,932
Arkema SA	41	4,668
Asahi Kasei Corp.	1,000	11,470
BASF SE	109	10,399
Croda International PLC	75	3,662

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Chemicals - (continued)
Givaudan SA, Registered Shares	2	$3,981
Kansai Paint Co., Ltd.	200	4,591
Koninklijke DSM NV	110	8,123
Kuraray Co., Ltd.	300	5,851
Linde AG	31	5,938
Mitsubishi Chemical Holdings Corp.	689	5,806
Nippon Paint Holdings Co., Ltd.	100	3,860
Nitto Denko Corp.	100	8,942
Potash Corp. of Saskatchewan Inc.	294	5,259
Shin-Etsu Chemical Co., Ltd.	197	18,066
Sika AG	1	6,893
Solvay SA	340	48,822
Sumitomo Chemical Co., Ltd.	984	5,784
Teijin Ltd.	196	3,943
Toray Industries Inc.	1,400	12,661
Umicore SA	433	34,794
Yara International ASA	500	19,923

Total Chemicals		266,857

Construction Materials - 0.6%
CRH PLC	381	13,393
CRH PLC	158	5,539
HeidelbergCement AG	31	3,076
James Hardie Industries PLC	204	3,127
LafargeHolcim Ltd., Registered Shares	184	11,008

Total Construction Materials		36,143

Containers & Packaging - 0.1%
Amcor Ltd.	431	5,289

Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	98	4,576
Anglo American PLC	434	7,172	*
ArcelorMittal	257	6,752	*
Barrick Gold Corp.	492	8,319
BHP Billiton Ltd.	988	20,432
BHP Billiton PLC	578	10,509
Franco-Nevada Corp.	98	7,100
Glencore PLC	3,349	14,765	*
Goldcorp Inc.	294	3,860
JFE Holdings Inc.	300	5,803
Newcrest Mining Ltd.	305	4,929
Nippon Steel & Sumitomo Metal Corp.	300	7,380
Norsk Hydro ASA	4,040	26,076
Rio Tinto Ltd.	95	5,000
Rio Tinto PLC	349	16,209
South32 Ltd.	2,446	5,694
Teck Resources Ltd., Class B Shares	200	4,341
Wheaton Precious Metals Corp.	197	3,994

Total Metals & Mining		162,911

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.6%
Oji Holdings Corp.	1,000	$5,134
Stora Enso OYJ, Class R Shares	552	7,384
Svenska Cellulosa AB SCA, Class B Shares	646	5,349
UPM-Kymmene OYJ	546	14,873

Total Paper & Forest Products		32,740

TOTAL MATERIALS		503,940

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Ascendas Real Estate Investment Trust	3,900	7,770
British Land Co. PLC	856	6,895
CapitaLand Commercial Trust	2,559	3,248
CapitaLand Mall Trust	3,900	5,784
Dexus	754	5,658
Goodman Group	1,309	8,336
GPT Group	1,520	5,825
Hammerson PLC	718	5,442
Japan Real Estate Investment Corp.	1	5,252
Japan Retail Fund Investment Corp.	3	5,731
Klepierre	101	4,110
Land Securities Group PLC	648	8,729
Link REIT	992	8,065
Mirvac Group	3,397	5,897
Nippon Building Fund Inc.	1	5,397
Nippon Prologis REIT Inc.	2	4,218
Nomura Real Estate Master Fund Inc.	4	5,671
Scentre Group	4,420	14,604
Segro PLC	727	5,055
Stockland	1,972	6,626
Suntec Real Estate Investment Trust	2,559	3,588
Unibail-Rodamco SE	44	11,009
United Urban Investment Corp.	4	5,965
Vicinity Centres	2,997	6,593
Westfield Corp.	1,653	10,156

Total Equity Real Estate Investment Trusts (REITs)		165,624

Real Estate Management & Development - 2.6%
CapitaLand Ltd.	3,900	10,619
Cheung Kong Property Holdings Ltd.	992	8,033
City Developments Ltd.	700	5,816
Daito Trust Construction Co., Ltd.	100	16,908
Daiwa House Industry Co., Ltd.	500	17,457
Global Logistic Properties Ltd.	3,563	8,703
Hongkong Land Holdings Ltd.	594	4,467
LendLease Group	485	6,538
Mitsubishi Estate Company Ltd.	1,000	18,196
Mitsui Fudosan Co., Ltd.	700	16,093
New World Development Co., Ltd.	3,000	4,056
Sun Hung Kai Properties Ltd.	1,000	15,491
Swire Pacific Ltd., Class A Shares	492	4,907

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Real Estate Management & Development - (continued)
UOL Group Ltd.	900	$5,240
Wharf Holdings Ltd.	1,000	8,507

Total Real Estate Management & Development		151,031

TOTAL REAL ESTATE		316,655

TELECOMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 8.4%
BCE Inc.	195	9,153
BT Group PLC	503	2,081
Deutsche Telekom AG, Registered Shares	2,334	42,674
Iliad SA	25	6,205
Koninklijke KPN NV	15,137	54,904
Nippon Telegraph & Telephone Corp.	500	24,445
Orange SA	2,429	40,889
Singapore Telecommunications Ltd.	15,352	44,975
Swisscom AG, Registered Shares	52	25,420
Telecom Italia SpA	38,062	39,223	*
Telecom Italia SpA, Savings Shares	18,511	15,197
Telefonica Deutschland Holding AG	650	3,360
Telefonica SA	4,234	47,917
Telenor ASA	1,437	28,748
Telia Co. AB	3,666	17,232
Telstra Corp., Ltd.	18,833	61,772
TELUS Corp.	294	10,619
TPG Telecom Ltd.	1,536	6,893

Total Diversified Telecommunication Services		481,707

Wireless Telecommunication Services - 2.7%
KDDI Corp.	1,200	31,784
Millicom International Cellular SA, SDR	108	6,769
NTT DoCoMo Inc.	900	20,923
Rogers Communications Inc., Class B Shares	589	30,628
SoftBank Group Corp.	487	39,571
Tele2 AB, Class B Shares	582	6,927
Vodafone Group PLC	6,371	18,661

Total Wireless Telecommunication Services		155,263

TOTAL TELECOMMUNICATION SERVICES		636,970

UTILITIES - 9.0%
Electric Utilities - 4.4%
AusNet Services	4,908	6,420
Chubu Electric Power Co. Inc.	1,300	17,086
Chugoku Electric Power Co. Inc.	400	4,387
CK Infrastructure Holdings Ltd.	500	4,663
CLP Holdings Ltd.	1,500	15,987
Electricite de France SA	608	6,170

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
Endesa SA	155	$3,672
Enel SpA	7,750	44,258
Fortis Inc.	784	28,587
Hydro One Ltd.	600	10,761
Iberdrola SA	4,000	31,555
Kansai Electric Power Co. Inc.	1,200	16,120
Kyushu Electric Power Co. Inc.	800	9,477
Power Assets Holdings Ltd.	1,000	9,909
Red Electrica Corporacion SA	208	4,462
SSE PLC	365	6,641
Terna-Rete Elettrica Nazionale SpA	899	5,136
Tohoku Electric Power Co. Inc.	890	12,126
Tokyo Electric Power Co. Holdings Inc.	3,273	13,894	*

Total Electric Utilities		251,311

Gas Utilities - 1.4%
APA Group	3,510	24,205
Gas Natural SDG SA	175	4,100
Hong Kong & China Gas Co. Ltd.	6,060	11,467
Osaka Gas Co., Ltd.	3,968	15,891
Toho Gas Co., Ltd.	1,000	6,776
Tokyo Gas Co., Ltd.	3,952	20,974

Total Gas Utilities		83,413

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	197	4,991

Multi-Utilities - 3.0%
AGL Energy Ltd.	1,942	37,442
ATCO Ltd., Class I Shares	195	7,259
Canadian Utilities Ltd., Class A Shares	192	6,094
Centrica PLC	1,718	4,499
E.ON SE	3,061	30,304
Engie SA	1,764	28,410
Innogy SE	209	8,780	*
National Grid PLC	1,012	12,508
RWE AG	664	14,003	*
Suez	379	6,856
Veolia Environnement SA	596	13,444

Total Multi-Utilities		169,599

Water Utilities - 0.1%
Severn Trent PLC	106	3,133
United Utilities Group PLC	263	3,114

Total Water Utilities		6,247

TOTAL UTILITIES		515,561

TOTAL COMMON STOCKS (Cost - $4,989,086)		5,692,331

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG		21	$3,234

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA		63	8,931

TOTAL PREFERRED STOCKS (Cost - $10,144)			12,165

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,999,230)			5,704,496

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $10,498)	0.938%	10,498	10,498

TOTAL INVESTMENTS - 99.9% (Cost - $5,009,728#)			5,714,994
Other Assets in Excess of Liabilities - 0.1%			7,585

TOTAL NET ASSETS - 100.0%			$5,722,579

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$5,692,331	—	—	$5,692,331
Preferred Stocks	12,165	—	—	12,165

Total Long-Term Investments	5,704,496	—	—	5,704,496

Short-Term Investments†	10,498	—	—	10,498

Total Investments	$5,714,994	—	—	$5,714,994

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2017, securities valued at $4,693,849 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$799,323
Gross unrealized depreciation	(94,057)

Net unrealized appreciation	$705,266

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017